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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:   811-10223

ING Senior Income Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited)

				Bank Loan
				Ratings†
				(unaudited)
PRINCIPLE AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value
SENIOR LOANS* : 116.1%

Aerospace & Defense: 1.7%
			Avio Group	NR	NR
EUR	$708,333		Term Loan, maturing October 31, 2014			$950,898
EUR	708,333		Term Loan, maturing October 31, 2014			955,591

		(1)	Delta Air Lines, Inc.	Ba3	B+
	2,000,000		Debtor In Possession Term Loan, 10.118%, maturing March 16, 2008			2,037,188

			Dyncorp International, LLC	Ba2	BB-
	3,941,646		Term Loan, 7.688% - 7.813%, maturing February 11, 2011			3,965,461

			Forgings International, Ltd.	NR	NR
GBP	250,000		Term Loan, 2.500%, maturing August 11, 2014			497,974
	1,427,925		Term Loan, 2.500%, maturing August 11, 2014			1,446,845
GBP	250,000		Term Loan, 2.750%, maturing August 11, 2015			500,186
	1,427,925		Term Loan, 2.750%, maturing August 11, 2015			1,453,271

			Hexcel Corporation	Ba2	BB-
	1,227,104		Term Loan, 7.125%, maturing March 01, 2012			1,230,172

			IAP Worldwide Services, Inc.	B2	B
	1,985,000		Term Loan, 9.688%, maturing December 30, 2012			1,970,113

			K&F Industries, Inc.	Ba3	B+
	4,322,917		Term Loan, 7.320%, maturing November 18, 2012			4,342,504

			Onex Wind Finance, L.P. (Mid-Western Aircraft Systems, Inc.)	Ba3	BB-
	985,417		Term Loan, 7.110%, maturing December 31, 2011			988,034

			Transdigm Holding Corporation	Ba3	B+
	3,500,000		Term Loan, 7.360%, maturing June 23, 2013			3,523,625

			United Airlines, Inc.	B1	B+
	2,798,438		Term Loan, 9.120%, maturing February 01, 2012			2,828,171
	684,063		Term Loan, 9.125%, maturing February 01, 2012			691,331

			US Airways	B2	B
	5,500,000		Term Loan, 8.867%, maturing March 31, 2011			5,542,235

			Wesco Aircraft Hardware Corporation	B1	B+
	1,500,000		Term Loan, 7.570%, maturing September 29, 2013			1,509,845

			Wesco Aircraft Hardware Corporation	Caa1	B-
	833,333		Term Loan, 11.250%, maturing March 31, 2014			851,736

			Wyle Holdings, Inc.	NR	B+
	1,897,200		Term Loan, 8.110% - 8.120%, maturing January 28, 2011			1,907,280
						37,192,460
Automobile: 3.0%
			Accuride Corporation	Ba3	B+
	1,949,091		Term Loan, 7.438%, maturing January 31, 2012			1,953,356

			American Axle & Manufacturing, Inc.	Ba3	BB
	500,000		Term Loan, 9.500%, maturing April 02, 2010			507,500
	125,000		Term Loan, 9.813%, maturing April 12, 2010			126,875

			Arvin Meritor, Inc.	Baa3	BB+
	624,081		Term Loan, 7.125%, maturing June 23, 2012			624,991

			Avis Budget Holdings, LLC	Ba3	BB-
	3,828,571		Term Loan, 6.630%, maturing April 19, 2012			3,814,651

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Automobile (continued)
	(1)	Federal-Mogul Corporation	NR	BBB+
$1,500,000		Debtor In Possession Term Loan, 7.375%, maturing December 09, 2006			$1,504,313
2,320,000		Debtor In Possession Revolver, 7.625%, maturing December 09, 2006			2,320,000

		Goodyear Tire & Rubber Company	Ba1	BB
5,500,000		Term Loan, 7.472%, maturing April 30, 2010			5,516,203

		Goodyear Tire & Rubber Company	Ba3	B+
10,500,000		Term Loan, 8.140%, maturing April 30, 2010			10,617,191

		Hertz	Ba1	BB
1,500,000		Term Loan, 5.956%, maturing December 21, 2012			1,511,813
9,433,186		Term Loan, 7.570% - 7.620%, maturing December 21, 2012			9,507,473

		Keystone Automotive Operations, Inc.	Ba3	B+
745,262		Term Loan, 7.874% - 7.890%, maturing October 30, 2009			747,125
1,488,750		Term Loan, 7.864%, maturing October 30, 2010			1,491,541

	(1)	R.J. Tower Corporation	Ba3	BBB
8,000,000		Debtor In Possession Term Loan, 8.938%, maturing February 02, 2007			7,763,336

		TRW Automotive, Inc.	Ba1	BB+
7,368,750		Term Loan, 6.875%, maturing October 31, 2010			7,358,006
3,970,000		Term Loan, 6.875%, maturing June 30, 2012			3,966,280
955,164		Term Loan, 7.188%, maturing June 30, 2012			954,194

		Vanguard Car Rental USA Holdings, Inc.	Ba3	B+
5,142,500		Term Loan, 8.313% - 8.367%, maturing June 14, 2013			5,180,534
					65,465,382
Beverage, Food & Tobacco: 2.2%
		Bolthouse Farms, Inc.	B1	B+
3,955,000		Term Loan, 7.625%, maturing December 16, 2012			3,959,327

		Bumble Bee Foods, LLC	Ba3	B+
1,800,000		Term Loan, 7.121% - 7.125%, maturing May 02, 2012			1,800,000

		Commonwealth Brands, Inc.	B1	B+
11,207,000		Term Loan, 7.688%, maturing December 22, 2012			11,295,255

		Constellation Brands	Ba2	BB
416,667		Term Loan, 6.875% - 6.938%, maturing June 05, 2013			418,692

		Gate Gourmet Borrower, LLC	B2	B
254,521		Term Loan, 8.117%, maturing March 09, 2012			250,703
831,987		Term Loan, 8.117%, maturing March 09, 2012			842,386

		Golden State Foods	B1	B+
4,387,500		Term Loan, 7.126%, maturing February 28, 2011			4,388,873

		Michael Foods	Ba3	B+
5,268,021		Term Loan, 7.387% - 7.553%, maturing November 21, 2010			5,282,287

		Nutro Products, Inc.	Ba3	B
2,565,554		Term Loan, 7.367%, maturing April 26, 2013			2,571,167

		Pierre Foods	Ba2	B+
4,993,333		Term Loan, 7.500%, maturing June 30, 2010			5,008,937

		Reynolds American	Baa2	BBB-
9,975,000		Term Loan, 7.104% - 7.188%, maturing May 31, 2012			10,054,491

		Sturm Foods, Inc.	B1	B
1,995,000		Term Loan, 5.442% - 5.530%, maturing May 26, 2011			1,993,753
					47,865,871
Buildings & Real Estate: 3.7%
		Armstrong World Industries, Inc.	Ba2	BB
1,750,000		Term Loan, 7.070%, maturing October 17, 2013			1,753,829

		Atrium Companies, Inc.	B1	B
756,371		Term Loan, 8.125% - 8.130%, maturing May 31, 2012			746,917

		Capital Automotive, L.P.	Ba1	BB+
16,744,732		Term Loan, 7.070%, maturing December 16, 2010			16,800,978

		Champion Home Builders Company	B1	B+
1,625,000		Term Loan, 5.399%, maturing October 31, 2012			1,608,750
1,732,500		Term Loan, 7.820%, maturing October 31, 2012			1,719,506

		Contech Construction Products, Inc.	Ba3	B+
2,730,903		Term Loan, 7.320% - 7.380%, maturing January 31, 2013			2,736,878

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Buildings & Real Estate (continued)
		Custom Building Products, Inc.	B1	B+
$4,952,091		Term Loan, 7.617%, maturing October 29, 2011			$4,956,216

		Headwaters, Inc.	Ba3	BB-
5,613,302		Term Loan, 7.380%, maturing April 30, 2011			5,599,269

		Hearthstone Housing Partners II, LLC	NR	NR
5,514,706		Revolver, 7.320%, maturing December 01, 2007			5,500,919

		John Maneely Company	B2	B
2,313,660		Term Loan, 8.374%, maturing March 24, 2013			2,348,846

		Lion Gables Realty Limited Partnership	Ba2	BB+
1,065,792		Term Loan, 7.070%, maturing March 30, 2007			1,067,569

		LNR Property Corporation	B2	B+
1,200,000		Term Loan, 8.120%, maturing July 12, 2011			1,205,375

		NCI Building Systems, Inc.	Ba1	BB
2,528,597		Term Loan, 6.820% - 6.870%, maturing June 18, 2010			2,530,177

		Newkirk Master Limited Partnership	Ba2	BB+
1,229,034		Term Loan, 7.070%, maturing August 11, 2008			1,230,955
959,763		Term Loan, 7.070%, maturing August 11, 2008			961,263

	(3)	Nortek, Inc.	Ba2	B
9,757,981		Term Loan, 7.320%, maturing August 27, 2011			9,741,207

		PGT Industries, Inc.	B2	B+
2,123,256		Term Loan, 8.380%, maturing February 14, 2012			2,128,564

		Shea Capital I, LLC	Ba2	BB-
1,000,000		Term Loan, 7.350%, maturing October 27, 2011			985,000

		Standard Pacific Corporation	Ba2	BB
2,250,000		Term Loan, 6.873%, maturing May 05, 2013			2,205,000

		Stile US Acquisition Corporation	Ba3	BB-
2,904,488		Term Loan, 7.367% - 7.380%, maturing April 05, 2013			2,849,576
2,909,436		Term Loan, 7.367% - 7.380% maturing April 05, 2013			2,854,430

		Trustreet Properties, Inc.	Ba3	BB
6,500,000		Term Loan, 7.320%, maturing April 08, 2010			6,516,250

		Yellowstone Development, LLC	B1	BB-
3,298,400		Term Loan, 7.695%, maturing September 30, 2010			3,237,241
					81,284,715
Cargo Transport: 0.8%
		Baker Tanks, Inc.	B2	B
3,465,000		Term Loan, 7.820%, maturing November 22, 2012			3,487,741

		Gainey Corporation	B2	BB-
1,197,000		Term Loan, 8.140% - 8.160%, maturing April 20, 2012			1,199,244

		Helm Holding Corporation	B2	B+
981,489		Term Loan, 7.820% - 7.875%, maturing July 08, 2011			984,557

		Horizon Lines, LLC	Ba2	B
2,443,750		Term Loan, 7.620%, maturing July 07, 2011			2,453,679

		Kenan Advantage Group, Inc.	B3	B+
992,502		Term Loan, 8.367%, maturing December 16, 2011			999,945

	(2)	Neoplan USA Corporation	NR	NR
497,738		Term Loan, maturing June 30, 2006			418,100

		Pacer International, Inc.	Ba3	BB
809,804		Term Loan, 6.938%, maturing June 10, 2010			807,780

		Railamerica Transportation Corporation	Ba2	BB
361,477		Term Loan, 7.375%, maturing September 29, 2011			362,607
3,057,753		Term Loan, 7.375%, maturing September 29, 2011			3,067,309

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Cargo Transport (continued)
		Transport Industries, L.P.	B1	B+
	$2,010,475	Term Loan, 7.875%, maturing September 30, 2011			$2,019,270

		US Shipping Partners, L.P.	B1	B+
	1,995,000	Term Loan, 8.867%, maturing March 31, 2012			2,007,469
					17,807,701
Cellular: 1.6%
		Centennial Communications Corporation	Ba2	B
	15,581,024	Term Loan, 7.617% - 7.620%, maturing February 09, 2011			15,714,118

		Cricket Communications, Inc.	B1	B
	5,985,000	Term Loan, 8.117%, maturing June 16, 2013			6,041,109

		IWO Holdings	Baa2	BBB+
	3,175,000	Floating Rate Note, maturing January 15, 2012			3,238,500

		NTELOS, Inc.	B2	B
	4,421,355	Term Loan, 7.570%, maturing August 24, 2011			4,437,935

		Rogers Wireless	Ba2	BB+
	2,500,000	Floating Rate Note, 8.515%, maturing December 15, 2010			2,550,000

		Telepak, Inc. / Cellular South	Ba3	B+
	3,057,033	Term Loan, 7.126% - 8.750%, maturing May 04, 2011			3,059,900
					35,041,562
Chemicals, Plastics & Rubber: 7.9%
		Basell	Ba3	B+
	1,250,000	Term Loan, 7.600%, maturing September 07, 2013			1,265,235
	250,000	Term Loan, 7.600%, maturing September 07, 2013			253,047
	1,250,000	Term Loan, 7.600%, maturing September 07, 2014			1,265,625
	250,000	Term Loan, 7.600%, maturing September 07, 2014			253,125

		Brenntag Holding GmbH & Company KG	B2	B
	1,767,273	Term Loan, 8.080%, maturing January 17, 2014			1,785,774
GBP	1,000,000	Term Loan, 7.589%, maturing September 21, 2014			1,988,887
EUR	500,000	Term Loan, 6.029%, maturing September 21, 2014			669,298
	5,432,727	Term Loan, 8.080%, maturing January 17, 2014			5,489,602

		Celanese	Ba3	BB-
	6,500,000	Term Loan, 5.320%, maturing April 06, 2009			6,546,040
	14,727,435	Term Loan, 7.117%, maturing April 06, 2011			14,772,147

		Columbian Chemicals Company	Ba3	BB-
	900,000	Term Loan, 7.117%, maturing March 16, 2013			900,000

		Covalence Specialty Materials Corporation	Ba3	B+
	2,436,750	Term Loan, 7.375%, maturing May 18, 2013			2,445,128

		Covalence Specialty Materials Corporation	B2	B-
	500,000	Term Loan, 8.625%, maturing August 16, 2013			506,979

		Flint Group	NR	NR
	936,821	Term Loan, 7.840%, maturing December 31, 2014			941,973
	353,279	Term Loan, 7.840%, maturing December 31, 2014			355,222
	1,290,100	Term Loan, 6.457%, maturing December 31, 2015			1,303,646

		Georgia Gulf Company	Ba2	BB
	1,875,000	Term Loan, 7.320%, maturing October 03, 2013			1,885,883

		Hawkeye Renewables, LLC	B3	NR
	3,740,625	Term Loan, 9.320% - 9.543%, maturing June 30, 2012			3,628,406

		Hexion Specialty Chemicals, Inc.	Ba3	B
	8,112,898	Term Loan, 7.875%, maturing May 05, 2013			8,100,582
	1,762,352	Term Loan, 7.870%, maturing May 05, 2013			1,759,677
	1,782,000	Term Loan, 7.230%, maturing May 05, 2013			1,779,295
	1,000,000	Term Loan, 9.188%, maturing May 05, 2013			998,482

		Huntsman International, LLC	Ba3	BB-
	30,623,160	Term Loan, 7.070%, maturing August 16, 2012			30,627,416

		Ineos US Finance, LLC	Ba3	B+
	4,200,000	Term Loan, 7.611% - 7.615%, maturing December 16, 2012			4,223,100
EUR	849,785	Term Loan, 5.869% - 6.032%, maturing December 23, 2013			1,137,020
	4,500,000	Term Loan, 7.611% - 7.615%, maturing December 16, 2013			4,544,690
EUR	849,785	Term Loan, 5.869% - 6.032%, maturing December 23, 2013			1,137,020
EUR	150,215	Term Loan, 8.119% - 8.282%, maturing December 23, 2014			200,988
	4,500,000	Term Loan, 7.611% - 7.615%, maturing December 23, 2014			4,544,690
EUR	150,215	Term Loan, 8.119% - 8.282%, maturing December 23, 2015			200,988

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
		Innophos, Inc.	Ba2	B
	$2,382,140	Term Loan, 7.570%, maturing August 13, 2010			$2,391,073

		Invista	Ba1	BB
	7,307,376	Term Loan, 6.875%, maturing April 29, 2011			7,291,395
	3,873,448	Term Loan, 6.875%, maturing April 29, 2011			3,864,977

		ISP Chemco, Inc.	Ba3	BB-
	4,975,000	Term Loan, 7.375% - 7.625%, maturing February 16, 2013			4,985,885

		JohnsonDiversey, Inc.	Ba2	B+
	508,666	Term Loan, 7.870%, maturing December 16, 2010			512,005
	3,749,855	Term Loan, 7.870%, maturing December 16, 2011			3,784,425

		Kraton Polymers, LLC	Ba3	B+
	2,686,500	Term Loan, 7.375%, maturing May 12, 2013			2,694,895

		Lucite International US Finco Limited	B1	B+
EUR	675,845	Term Loan, 6.030% - 6.120%, maturing July 07, 2013			901,841
	710,052	Term Loan, 8.070%, maturing July 07, 2013			717,449

		Lyondell Chemical Company	Ba2	BB
	3,491,250	Term Loan, 7.121%, maturing August 16, 2013			3,508,162

		Nalco Company	Ba2	BB-
	13,916,428	Term Loan, 7.070% - 7.300%, maturing November 04, 2010			13,972,177

		Northeast Biofuels, LLC	B1	B+
	1,268,293	Term Loan, 8.682%, maturing June 30, 2013			1,273,049

		Polypore, Inc.	Ba3	B
	6,084,932	Term Loan, 8.320%, maturing November 12, 2011			6,130,569

		PQ Corporation	Ba2	B+
	2,462,500	Term Loan, 7.375%, maturing February 10, 2012			2,472,761

		Ripplewood Phosphorus, LLC	Ba3	B
	3,335,633	Term Loan, maturing July 20, 2011			3,331,464

		Rockwood Specialties Group, Inc.	Ba2	B+
	9,845,625	Term Loan, 7.376%, maturing December 13, 2013			9,899,776

		Vertellus Specialties, Inc.	B3	B+
	2,369,063	Term Loan, 8.610% - 8.620%, maturing March 31, 2013			2,383,869
					175,625,737
Containers, Packaging & Glass: 3.3%
		Bluegrass Container Company	Ba3	BB-
	1,200,778	Term Loan, 7.570% - 7.617% maturing June 30, 2013			1,212,636

		Boise Cascade, LLC	Ba2	BB
	4,166,952	Term Loan, 7.094% - 7.125%, maturing October 29, 2011			4,188,308

		Graham Packaging Company	B1	B
	1,243,671	Term Loan, 7.625% - 7.688%, maturing October 07, 2011			1,249,889
	22,155,758	Term Loan, 7.625% - 7.875%, maturing October 07, 2011			22,266,537

		Graphic Packaging International, Inc.	Ba2	B+
	17,871,492	Term Loan, 7.820% - 8.140%, maturing August 08, 2010			18,099,675

		Owens-Illinois	Ba2	BB-
	2,843,750	Term Loan, 6.820%, maturing April 01, 2008			2,848,727
EUR	2,250,000	Term Loan, 4.896%, maturing May 23, 2013			2,964,612

		Pro Mach, Inc.	B1	B
	2,487,500	Term Loan, 7.620%, maturing December 01, 2011			2,506,156

		Smurfit-Stone Container Corporation	Ba1	B+
	6,068,820	Term Loan, 7.625% - 7.688%, maturing November 01, 2011			6,116,406
	3,164,817	Term Loan, 7.625% - 7.688%, maturing November 01, 2011			3,189,633

		Solo Cup Company	B2	CCC+
	2,507,414	Term Loan, 8.610% - 8.624%, maturing February 27, 2011			2,518,384

		Xerium Technologies, Inc.	B1	B+
	5,647,683	Term Loan, 7.617%, maturing May 18, 2012			5,640,623
					72,801,586

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Data and Internet Services: 3.7%
		Activant Solutions, Inc.	B1	B
	$2,391,346	Term Loan, 7.375%, maturing May 01, 2013			$2,375,654

		Acxiom Corporation	Ba2	BB
	2,000,000	Term Loan, 7.070% - 7.140%, maturing September 15, 2012			2,008,750

		Audatex	Ba3	B+
EUR	1,500,000	Term Loan, 5.752%, maturing April 13, 2013			2,005,493
	2,992,500	Term Loan, 7.620%, maturing April 13, 2013			3,016,814

		Carlson Wagonlit Holdings, B.V.	Ba3	B+
	2,750,000	Term Loan, 7.876%, maturing August 03, 2012			2,758,165

		IPayment, Inc.	B1	B
	4,477,500	Term Loan, 7.320% - 7.370%, maturing May 10, 2013			4,474,702

		JDA Software Group, Inc.	B1	B+
	1,200,000	Term Loan, 7.618% - 7.839%, maturing July 05, 2013			1,206,000

		Open Text Corporation	Ba3	BB-
	1,750,000	Term Loan, 7.900%, maturing September 22, 2013			1,758,750

		Reynolds & Reynolds Company	Ba2	BB-
	11,000,000	Term Loan, 7.820%, maturing October 26, 2013			11,063,019

		Reynolds & Reynolds Company	B3	B
	2,375,000	Term Loan, 10.820%, maturing October 26, 2013			2,404,688

		Sungard Data Systems, Inc.	Ba3	B+
	33,545,151	Term Loan, 7.875%, maturing February 11, 2013			33,833,438

		TDS Investor Corporation	Ba3	B+
	312,277	Term Loan, 8.347%, maturing August 23, 2013			313,309
	3,187,723	Term Loan, 8.367%, maturing August 23, 2013			3,198,255

		Transaction Network Services, Inc.	Ba3	BB-
	3,088,853	Term Loan, 7.390%, maturing May 04, 2012			3,088,853

		Transfirst Holdings, Inc.	B1	B+
	872,813	Term Loan, 7.870%, maturing August 15, 2012			877,177

		Verifone, Inc.	B1	BB-
	2,250,000	Term Loan, 7.120%, maturing October 30, 2013			2,257,736

		Worldspan, L.P.	Ba3	B
	4,589,759	Term Loan, 8.125% - 8.188%, maturing February 11, 2010			4,589,759
					81,230,562
Diversified / Conglomerate Manufacturing: 3.2%
		Aearo Technologies, Inc.	B1	B
	2,388,000	Term Loan, 7.867%, maturing March 24, 2013			2,409,392

		Aearo Technologies, Inc.	Caa1	CCC+
	1,800,000	Term Loan, 11.867%, maturing September 24, 2013			1,827,000

		Axia, Inc.	B2	B
	2,481,250	Term Loan, 8.620%, maturing December 21, 2012			2,462,641

		Brand Services, Inc.	Ba3	B
	3,108,839	Term Loan, maturing January 15, 2012			3,114,668

		Chart Industries, Inc.	Ba2	B+
	2,000,000	Term Loan, 7.375% - 7.438%, maturing October 17, 2012			2,006,876

		Cinram International, Inc.	B1	BB-
	5,468,117	Term Loan, 7.118%, maturing May 05, 2011			5,397,715

		Dayco Products, LLC	Ba3	BB-
	498,750	Term Loan, 7.870% - 8.060%, maturing June 21, 2011			497,295

		Dresser, Inc.	B1	B
	1,949,045	Term Loan, 8.125%, maturing October 31, 2013			1,963,662

		Dresser-Rand Group, Inc.	Ba1	BB-
	421,419	Term Loan, 7.360% - 7.618%, maturing October 29, 2007			424,053

		Flowserve Corporation	Ba2	BB-
	3,745,100	Term Loan, 6.875% - 6.938%, maturing August 10, 2012			3,745,100

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(unaudited)
PRINCIPLE AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing (continued)
			Generac Power Systems, Inc.	B1	B
	$4,500,000		Term Loan, 7.820%, maturing November 06, 2013			$4,519,688

			Generac Power Systems, Inc.	Caa1	CCC+
	1,000,000		Term Loan, 11.320%, maturing May 06, 2014			1,006,875

			Gentek Holding Corporation	B1	B+
	2,336,282		Term Loan, 7.320% - 7.440%, maturing February 28, 2011			2,348,694

			Goodman Global Holdings, Inc.	Ba2	B+
	2,646,429		Term Loan, 7.188%, maturing December 23, 2011			2,647,532

			Mueller Group, Inc.	Ba3	BB-
	10,583,216		Term Loan, 7.367% - 7.618%, maturing October 03, 2012			10,647,160

			Norcross Safety Products, LLC	Ba1	BB-
	3,815,130		Term Loan, 7.513% - 9.250%, maturing June 30, 2012			3,825,861

			Prysmian, S.R.L	NR	NR
GBP	1,088,216		Term Loan, 7.487%, maturing August 31, 2013			2,147,291
GBP	272,054		Term Loan, 7.987%, maturing August 31, 2015			538,160

			Rexnord Corporation / RBS Global, Inc.	Ba2	B+
	2,375,000		Term Loan, 7.875% - 7.938%, maturing July 19, 2013			2,385,395

			Sensata Technologies	B1	BB-
EUR	1,995,000		Term Loan, 5.442% - 5.530%, maturing April 27, 2013			2,654,916
	7,281,750		Term Loan, 7.100% - 7.130%, maturing April 27, 2013			7,238,263

			Sensus Metering Systems, Inc.	Ba3	B+
	2,465,353		Term Loan, 7.371% - 7.583%, maturing December 17, 2010			2,465,353
	327,472		Term Loan, 7.371% - 7.583%, maturing December 17, 2010			327,472

			Springs Window Fashions	Ba3	B+
	992,500		Term Loan, 8.125%, maturing December 30, 2012			999,323

			Textron Fastening Systems	B1	B+
	500,000		Term Loan, 8.890% - 8.921%, maturing August 11, 2013			503,750

			Walter Industries, Inc.	Ba2	B+
	1,787,110		Term Loan, 7.117% - 7.120%, maturing October 03, 2012			1,792,248

			Waterpik	B1	BB-
	1,353,470		Term Loan, 7.620%, maturing June 30, 2013			1,354,316
						71,250,699
Diversified / Conglomerate Service: 3.8%
			Affinion Group	Ba3	B+
	3,511,628		Term Loan, 8.070% - 8.123%, maturing October 17, 2012			3,535,223

			AlixPartners, L.L.P.	B1	BB-
	2,675,000		Term Loan, 7.880%, maturing October 12, 2013			2,692,834

			CCC Information Services Group, Inc.	B1	B
	1,000,000		Term Loan, 7.870%, maturing February 10, 2013			1,005,208

			Fidelity National Information Solutions, Inc.	Ba1	BB+
	32,356,683		Term Loan, 7.070%, maturing March 09, 2013			32,401,627

		(3)	Iron Mountain, Inc.	Ba2	BB-
	4,680,000		Term Loan, 7.094%, maturing April 02, 2011			4,693,652
	5,200,000		Term Loan, 7.125%, maturing April 02, 2011			5,213,000

			Mitchell International, Inc.	B1	B+
	1,124,404		Term Loan, 7.370%, maturing August 15, 2011			1,128,621

			Rexel, S.A.	NR	NR
EUR	976,615		Term Loan, 5.585%, maturing March 16, 2013			1,304,382
	1,453,846		Term Loan, 7.820%, maturing March 16, 2013			1,462,024

			US Investigations Services, Inc.	B1	B+
	4,439,693		Term Loan, 7.890%, maturing October 14, 2012			4,461,891

			Valleycrest Companies, LLC	B1	B+
	1,250,000		Term Loan, 7.820%, maturing October 04, 2013			1,262,891

			Vertafore, Inc.	B1	B+
	1,300,538		Term Loan, 7.820% - 7.870%, maturing January 31, 2012			1,307,041
	554,034		Term loan, 7.820% - 7.870%, maturing January 31, 2012			556,804

			West Corporation	Ba3	B+
	23,750,000		Term Loan, 8.070%, maturing October 25, 2013			23,730,905
						84,756,103

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Diversified Natural Resources, Precious Metals & Minerals: 2.4%
		Georgia Pacific Corporation	Ba2	BB-
	$48,235,500	Term Loan, 7.367% - 7.390%, maturing December 20, 2012			$48,394,629

		Georgia Pacific Corporation	Ba3	B+
	4,750,000	Term Loan, 8.390%, maturing December 20, 2013			4,769,945
					53,164,574
Ecological: 0.8%
		Allied Waste North America, Inc.	Ba3	BB
	7,118,482	Term Loan, 7.120% - 7.210%, maturing January 15, 2012			7,117,799
	3,158,897	Term Loan, 7.270%, maturing January 15, 2012			3,159,389

		Envirosolutions Real Property Holdings, Inc.	B1	B-
	2,750,000	Term Loan, 8.902% - 8.920%, maturing July 07, 2012			2,770,625

		Great Lakes Dredge & Dock Corporation	Ba3	CCC+
	2,034,873	Term Loan, 8.320% - 10.250%, maturing December 22, 2010			2,039,960

		IESI Corporation	Ba3	BB
	1,800,000	Term Loan, 7.121% - 7.127%, maturing January 14, 2012			1,802,813

		Wastequip, Inc.	B1	B
	1,525,922	Term Loan, 7.600%, maturing July 15, 2011			1,529,737
					18,420,323
Electronics: 2.6%
		Advance Micro Devices	Ba3	BB-
	17,996,494	Term Loan, 7.620%, maturing October 22, 2013			18,086,476

		Decision One	NR	NR
	413,100	Term Loan, 12.000%, maturing April 15, 2010			413,100

		Eastman Kodak	Ba3	B+
	8,541,261	Term Loan, 7.570% - 7.640%, maturing October 18, 2012			8,567,132
	3,160,608	Term Loan, 7.570%, maturing October 18, 2012			3,169,003

		Freescale Semiconductor, Inc.	Baa3	BB
	8,000,000	Term Loan, maturing November 28, 2013			8,037,504

		NXP (Philips Semiconductor)	Ba2	BB+
	1,750,000	Floating Rate Note, 10.868%, maturing October 15, 2013			1,776,250
EUR	1,500,000	Floating Rate Note, 6.214%, maturing October 15, 2013			2,019,569

		On Semiconductor	Ba3	B+
	8,007,692	Term Loan, 7.617%, maturing December 15, 2011			8,032,716

		Sanminia-SCI	Ba2	BB-
	1,750,000	Term Loan, 7.938%, maturing January 31, 2008			1,755,906

		Serena Software, Inc.	B1	B
	3,195,808	Term Loan, 7.618%, maturing March 11, 2013			3,199,403

		SI International, Inc.	Ba3	B+
	2,301,078	Term Loan, 7.320% - 7.460%, maturing February 09, 2011			2,303,955
					57,361,014
Finance: 0.9%
		LPL Holdings, Inc.	B2	B
	7,443,750	Term Loan, 7.880% - 8.367%, maturing June 28, 2013			7,511,213

		Nasdaq Stock Market, Inc.	Ba3	BB+
	4,026,808	Term Loan, 7.070% - 7.117%, maturing April 18, 2012			4,029,325
	2,334,247	Term Loan, 7.070% - 7.117%, maturing April 18, 2012			2,335,706

		Rent-A-Center, Inc.	Ba2	BB
	2,625,000	Term Loan, 7.130%, maturing June 30, 2012			2,630,331

		TD Ameritrade Holding Corporation	Ba1	BB
	4,437,592	Term Loan, 6.820%, maturing December 31, 2012			4,435,511
					20,942,086
Foreign Cable, Foreign TV, Radio and Equipment: 1.8%
		Casema Bidco (Serpering Investments B.V.)	NR	NR
EUR	548,444	Term Loan, 6.173%, maturing October 31, 2015			733,526
EUR	284,889	Term Loan, 6.173%, maturing October 31, 2015			378,869
EUR	833,333	Term Loan, 6.673%, maturing October 31, 2015			1,113,755

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
		ENO France	NR	NR
EUR	$5,000,000	Term Loan, 5.865%, maturing June 06, 2014			$6,536,721

		NTL Investment Holdings Limited	Ba3	BB-
GBP	4,715,588	Term Loan, 7.447%, maturing September 03, 2012			9,266,872
GBP	4,034,412	Term Loan, 7.447%, maturing September 03, 2012			7,928,254

		P7S1 Holding II S.A.R.L. (German Media Partners)	NR	B+
EUR	5,000,000	Term Loan, 7.872%, maturing July 08, 2011			6,645,643

		UPC Financing Partnership	B1	B
EUR	2,915,000	Term Loan, 5.507%, maturing March 12, 2013			3,876,712
EUR	3,300,000	Term Loan, 5.507%, maturing December 31, 2013			4,389,277
					40,869,629
Gaming: 3.0%
		Ameristar Casinos, Inc.	Ba3	BB+
	1,727,500	Term Loan, 6.820%, maturing November 10, 2012			1,728,796

		Boyd Gaming Corporation	Ba1	BB
	3,640,689	Term Loan, 6.867%, maturing June 30, 2011			3,645,181

		CCM Merger, Inc. (a.k.a. Motorcity Casino)	Ba3	B
	7,888,696	Term Loan, 7.367% - 7.390%, maturing July 13, 2012			7,889,682

		Green Valley Ranch Gaming, LLC	NR	NR
	975,131	Term Loan, 7.367%, maturing December 17, 2011			974,979

		Greenwood Racing, Inc.	B2	B+
	1,500,000	Term Loan, 7.070% - 7.122%, maturing November 13, 2011			1,506,563

		Herbst Gaming, Inc.	Ba1	B+
	2,955,000	Term Loan, 7.367% - 7.372%, maturing January 31, 2011			2,958,694

		Isle Of Capri Black Hawk LLC	B1	B+
	1,815,000	Term Loan, 7.350% - 7.390%, maturing October 24, 2011			1,816,134

		Isle Of Capri Casinos, Inc.	Ba1	BB-
	987,500	Term Loan, 7.117%, maturing February 04, 2011			990,709
	1,473,750	Term Loan, 7.117% - 7.322%, maturing February 04, 2011			1,478,540

		Mississippi Band Of Choctaw Indians	Ba2	BB
	1,943,478	Term Loan, 7.070% - 7.122%, maturing November 14, 2011			1,945,908

		Opbiz, LLC	B2	CCC+
	5,932,495	Term Loan, 6.838%, maturing August 31, 2010			5,964,631
	36,999	Term Loan, 9.537%, maturing August 31, 2010			37,199

		Penn National Gaming, Inc.	Ba2	BB
	13,365,000	Term Loan, 7.120% - 7.150%, maturing October 03, 2012			13,442,691

		Ruffin Gaming, LLC	NR	NR
	1,485,376	Term Loan, 7.625%, maturing June 28, 2008			1,494,660

		Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
	1,728,125	Term Loan, 8.030%, maturing May 20, 2012			1,740,816

		Venetian Casino Resort, LLC	Ba2	BB-
	9,119,658	Term Loan, 7.120%, maturing June 15, 2011			9,161,307
	1,880,342	Term Loan, 7.120%, maturing June 15, 2011			1,888,930

		Venetian Macao	B1	BB-
	5,800,000	Term Loan, 8.120%, maturing May 26, 2013			5,839,150

		Yonkers Racing Corporation	B3	B
	1,251,048	Term Loan, 8.820%, maturing August 12, 2011			1,266,686
	748,952	Term Loan, 8.820%, maturing August 12, 2011			758,314
					66,529,570
Grocery: 0.5%
		Roundys Supermarkets, Inc.	Ba3	B+
	6,451,250	Term Loan, 8.380% - 8.390%, maturing November 03, 2011			6,512,537

		Supervalu	Ba3	BB-
	3,980,000	Term Loan, 7.188%, maturing June 02, 2012			3,991,518
					10,504,055
Healthcare, Education and Childcare: 10.2%
		Accellent, Inc.	Ba3	BB-
	2,977,500	Term Loan, 7.320% - 7.370%, maturing November 22, 2012			2,977,500

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(unaudited)
PRINCIPLE AMOUNT			Borrower/Term Loan Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
			AGA Medical Corporation	B1	B+
	$4,122,471		Term Loan, 7.620%, maturing April 28, 2013			$4,119,894

			Ameripath, Inc.	Ba2	BB-
	3,980,000		Term Loan, 7.390%, maturing October 31, 2012			3,983,980

			AMN Healthcare, Inc.	Ba2	BB-
	740,596		Term Loan, 7.117%, maturing November 02, 2011			743,142

			Angiotech Pharmaceuticals, Inc.	Ba1	NR
	4,321,568		Term Loan, 8.750%, maturing March 23, 2013			4,285,681

			Capella Healthcare, Inc.	B2	B
	4,962,500		Term Loan, 8.367%, maturing November 30, 2012			4,991,967

			CCS Medical	B3	B
	4,466,250		Term Loan, 8.620%, maturing September 30, 2012			4,334,656

			CHS/Community Health Systems, Inc.	Ba3	BB-
	21,058,404		Term Loan, 7.070% - 7.120%, maturing August 19, 2011			21,088,497

			Compsych Investments Corp.	NR	NR
	1,481,222		Term Loan, 8.070% - 8.120%, maturing April 20, 2012			1,488,628

			Concentra Operating Corporation	Ba2	B+
	6,526,915		Term Loan, 7.380% - 7.620%, maturing September 30, 2011			6,551,391

			CRC Health Corporation	Ba3	B
	3,332,139		Term Loan, 7.617%, maturing February 06, 2013			3,342,552

			Davita, Inc.	Ba2	BB-
	21,990,881		Term Loan, 7.320% - 7.690%, maturing October 05, 2012			22,103,782

		(3)	DJ Orthopedics, LLC	Ba3	BB-
	1,698,429		Term Loan, 6.875%, maturing April 07, 2013			1,697,367

			Education Management Corporation	B2	B
	5,985,000		Term Loan, 7.875%, maturing June 01, 2013			6,027,643

			Emdeon Business Services, LLC	B1	B+
	3,000,000		Term Loan, maturing November 30, 2013			3,008,439

			EMSC, L.P.	Ba2	B+
	3,243,549		Term Loan, 7.376% - 7.386%, maturing February 10, 2012			3,249,630

			Encore Medical IHC, Inc.	Ba3	B
	1,750,000		Term Loan, 7.870%, maturing November 03, 2013			1,753,281

			Fresenius Medical Care Holdings, Inc.	Ba2	BB
	5,870,500		Term Loan, 6.742% - 6.765%, maturing March 31, 2013			5,840,332

			Gentiva Health Services, Inc.	Ba3	B+
	3,762,162		Term Loan, 7.570% - 7.890%, maturing March 31, 2013			3,773,332

			Golden Gate National Senior Care Holdings, LLC (fka Beverly Enterprises)	Ba3	B+
	1,791,000		Term Loan, 8.117% - 8.124%, maturing March 14, 2011			1,803,874

			HCA, Inc.	Ba3	BB
EUR	1,500,000		Term Loan, 5.956%, maturing December 31, 2013			2,013,152
	25,000,000		Term Loan, 8.086%, maturing December 31, 2013			25,186,075

			Healthsouth Corporation	B2	B+
	4,334,591		Term Loan, 8.620%, maturing March 10, 2013			4,355,661

			Iasis Healthcare, LLC	Ba2	B+
	9,224,637		Term Loan, 7.617% - 7.620%, maturing June 22, 2011			9,279,985

			Lifepoint Hospitals, Inc.	Ba3	BB
	11,604,553		Term Loan, 6.945%, maturing April 15, 2012			11,553,783

			Multiplan, Inc.	B2	B+
	2,250,353		Term Loan, 7.820%, maturing April 12, 2013			2,248,478

			National Mentor, Inc.	B1	B
	76,667		Term Loan, 7.840%, maturing June 29, 2013			77,170
	1,253,525		Term Loan, 7.870% - 7.880%, maturing June 29, 2013			1,261,752

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan
		Ratings†
		(unaudited)
PRINCIPLE AMOUNT	Borrower/Term Loan Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
	National Renal Institutes, Inc.	NR	B+
$1,995,000	Term Loan, 7.625%, maturing March 31, 2013			$1,996,247

	Orthofix International/Colgate Medical	Ba3	BB-
2,000,000	Term Loan, 7.120%, maturing September 22, 2013			2,004,376

	Per-Se Technologies, Inc.	Ba3	B+
3,982,759	Term Loan, 7.570%, maturing January 06, 2013			3,989,605

	Quintiles Transnational Corporation	B1	BB-
5,323,250	Term Loan, 7.370%, maturing March 31, 2013			5,323,250

	Radiation Therapy Services, Inc.	B1	BB-
3,919,641	Term Loan, 7.117% - 8.750%, maturing December 16, 2012			3,915,969

	Radnet Management, Inc.	B1	B
2,000,000	Term Loan, 10.250%, maturing October 1, 2012			2,005,000

	Renal Advantage, Inc.	NR	B+
6,029,332	Term Loan, 7.890%, maturing October 06, 2012			6,074,552

	Rural/Metro Operating Company, LLC	Ba2	B
519,127	Term Loan, 5.170%, maturing March 04, 2011			521,398
1,176,469	Term Loan, 7.609% - 7.620%, maturing March 04, 2011			1,181,616

	Select Medical Corporation	Ba1	BB-
2,462,500	Term Loan, 7.070% - 9.000%, maturing February 24, 2012			2,418,791

	Sheridan Healthcare, Inc.	B2	B+
1,500,000	Term Loan, 8.350% - 8.376%, maturing November 09, 2012			1,514,063

	Sterigenics International, Inc.	B2	B+
2,500,000	Term Loan, maturing November 01, 2013			2,508,595

	Team Health, Inc.	B1	B+
2,757,879	Term Loan, 7.820% - 7.871%, maturing November 23, 2012			2,769,945

	Vanguard Health Holdings Company II, LLC	Ba3	B
14,097,624	Term Loan, 7.868%, maturing September 23, 2011			14,128,469

	Ventiv Health, Inc.	Ba2	BB-
705,958	Term Loan, 6.867%, maturing October 05, 2011			703,311

	VWR International, Inc.	Ba3	B+
3,616,101	Term Loan, 7.630%, maturing April 07, 2011			3,628,533

	Warner Chilcott Holdings Company III, Limited	B1	B+
175,497	Term Loan, 7.617% - 7.867%, maturing January 18, 2012			176,221
877,487	Term Loan, 7.617% - 7.867%, maturing January 18, 2012			881,106
4,855,065	Term Loan, 7.610% - 7.620%,maturing January 18, 2012			4,882,806
1,332,957	Term Loan, 7.617% - 7.867%, maturing January 18, 2012			1,340,573
				225,106,050
Home & Office Furnishings: 0.9%
	Buhrmann US, Inc.	Ba3	BB-
9,354,675	Term Loan, 7.120% - 7.140%, maturing December 23, 2010			9,372,215

	National Bedding Company	Ba3	BB-
4,201,825	Term Loan, 7.350% - 7.390%, maturing August 31, 2011			4,214,430

	Simmons Company	Ba3	BB-
7,217,057	Term Loan, 6.875% - 7.625%, maturing December 19, 2011			7,271,185
				20,857,830
Insurance: 0.7%
	Applied Systems, Inc.	B1	B-
2,000,000	Term Loan, 7.070% - 7.140%, maturing September 26, 2013			2,010,626

	Concord RE	Ba2	BB+
875,000	Term Loan, 9.626%, maturing February 29, 2012			888,125

	Conseco, Inc.	Ba3	BB-
6,500,000	Term Loan, 5.320%, maturing October 10, 2013			6,512,188

	Crawford & Company	B1	BB-
3,250,000	Term Loan, 7.860%, maturing October 30, 2013			3,268,281

	Swett & Crawford	B1	B+
2,487,500	Term Loan, 7.874%, maturing November 16, 2011			2,506,156
				15,185,376

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: 4.9%
		24 Hour Fitness Worldwide, Inc.	Ba3	B
$4,228,750		Term Loan, 7.870% - 8.120%, maturing June 08, 2012			$4,265,752

	(3)	AMF Bowling Worldwide, Inc.	Ba2	B
526,827		Term Loan, 8.369% - 8.619%, maturing August 27, 2009			530,449

		Cedar Fair, L.P.	Ba3	BB-
7,977,500		Term Loan, 7.867%, maturing August 30, 2012			8,055,616

		Cinemark USA, Inc.		B
3,750,000		Term Loan, 7.320% - 7.380%, maturing October 05, 2013			3,768,491

		Easton-Bell Sports, Inc.	Ba3	B+
1,492,500		Term Loan, 7.070% - 7.110%, maturing March 16, 2012			1,493,588

		Hallmark Entertainment, LLC	B1	B
2,250,000		Term Loan, 8.320%, maturing December 31, 2011			2,248,594

		HIT Entertainment, Inc.		B
5,867,450		Term Loan, 7.620%, maturing March 20, 2012			5,911,456

		Kerasotes Showplace Theater, LLC	B1	B-
150,000		Revolver, 7.625% - 9.250%, maturing October 31, 2010			149,250

		Lodgenet Entertainment Corporation	Ba1	B+
2,402,101		Term Loan, 7.617%, maturing August 29, 2008			2,408,106

		London Arena & Waterfront Finance, LLC (a.k.a. “The O2”)	Ba3	B
1,194,000		Term Loan, 8.890%, maturing March 08, 2012			1,204,448

		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
17,840,000		Term Loan, 8.617%, maturing April 08, 2011			17,644,260
33,332,500		Term Loan, 8.617%, maturing April 08, 2012			32,973,876

		Panavision, Inc.	Ba3	B
995,000		Term Loan, 8.320% - 8.376%, maturing March 30, 2011			1,002,463

		Pure Fishing, Inc.	Ba3	B
2,583,933		Term Loan, 8.620% - 8.860%, maturing September 30, 2010			2,577,473

		Six Flags Theme Parks, Inc.	Ba3	B-
2,690,717		Term Loan, 8.610% - 8.870%, maturing June 30, 2009			2,725,403

		Universal City Development Partners	Ba1	BB-
4,627,273		Term Loan, 7.350% - 7.358%, maturing June 09, 2011			4,647,517

		Warner Music Group	Ba2	BB-
16,161,623		Term Loan, 7.370% - 7.409%, maturing February 28, 2011			16,236,371
					107,843,113
Lodging: 1.1%
		Hotel Del Coronado	NR	NR
24,600,000		Term Loan, 7.070%, maturing January 09, 2008			24,600,000
					24,600,000
Machinary: 0.8%
		Alliance Laundry Systems, LLC	Ba3	B
5,178,511		Term Loan, 7.570%, maturing January 27, 2012			5,206,024

		Enersys Capital, Inc.	Ba2	BB
3,251,421		Term Loan, 7.368% - 7.594%, maturing March 17, 2011			3,271,742

		Maxim Crane Works, L.P.	B1	BB-
3,475,094		Term Loan, 7.320% - 9.250%, maturing January 25, 2010			3,488,125

		NACCO Materials Handling Group, Inc.	B1	BB-
997,500		Term Loan, 7.320% - 7.380%, maturing March 21, 2013			996,253

		United Rentals, Inc.	Ba1	BB-
657,178		Term Loan, 7.470%, maturing February 14, 2011			660,738
4,826,313		Term Loan, 7.320%, maturing February 14, 2011			4,852,457
					18,475,339
Mining Steel, Iron & Nonprecious Metals: 0.9%
		Alpha Natural Resources	B1	BB-
661,667		Term Loan, 7.117%, maturing October 26, 2012			662,804

		Carmeuse Lime, Inc.	NR	NR
2,751,150		Term Loan, 7.188%, maturing May 02, 2011			2,751,150

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Mining Steel, Iron & Nonprecious Metals (continued)
		Excel Mining Systems, Inc.	B1	B-
$2,000,000		Term Loan, 8.320%, maturing October 20, 2013			$2,007,500

		Longyear Holdings, Inc.	B1	B-
398,734		Term Loan, 8.626%, maturing October 06, 2012			401,642
370,253		Term Loan, 8.610%, maturing October 06, 2012			372,953
3,731,013		Term Loan, 8.610%, maturing October 06, 2012			3,758,219

		Novelis	Ba2	BB-
2,984,911		Term Loan, 7.620%, maturing January 07, 2012			2,995,639
5,184,320		Term Loan, 7.620%, maturing January 07, 2012			5,202,952

		Oglebay Norton Company	B1	B+
1,600,000		Term Loan, 7.870% - 9.750%, maturing July 31, 2011			1,619,000
					19,771,859
North American Cable: 13.0%
		Atlantic Broadband	B1	B
3,980,000		Term Loan, 7.390%, maturing August 04, 2012			4,034,725

		Bragg Communications, Inc.	B1	NR
6,378,497		Term Loan, 7.120%, maturing August 31, 2011			6,386,470

		Bresnan Communications, LLC	B1	B+
6,750,000		Term Loan, 7.120% - 7.150%, maturing September 29, 2013			6,742,406

		Bresnan Communications, LLC	B3	B-
1,500,000		Term Loan, 9.870% - 9.900%, maturing March 29, 2014			1,535,000

	(1)	Century Cable Holdings, LLC	Caa1	NR
820,000		Revolver, 9.250%, maturing March 31, 2009			796,132
13,250,000		Term Loan, 10.250%, maturing December 31, 2009			12,951,875
13,000,000		Term Loan, 10.250%, maturing June 30, 2009			12,729,600

		Cequel Communications II, LLC	NR	NR
7,150,000		Term Loan, 10.360%, maturing October 30, 2007			7,163,406

		Cequel Communications, LLC	B1	B+
31,850,000		Term Loan, 7.620%, maturing November 05, 2013			31,807,703

		Cequel Communications, LLC	Caa1	B-
975,000		Term Loan, 9.876%, maturing May 05, 2014			973,172

		Charter Communications Operating, LLC	B1	B
62,000,000		Term Loan, 8.005%, maturing April 28, 2013			62,503,750

		CSC Holdings, Inc. (Cablevision)	Ba2	BB
34,427,000		Term Loan, 7.110% - 7.126%, maturing March 29, 2013			34,408,341
1,000,000		Term Loan, 7.870%, maturing February 24, 2012			997,395

		Insight Midwest Holdings, LLC	Ba3	BB-
14,500,000		Term Loan, 7.610%, maturing September 30, 2013			14,591,524

		Knology, Inc.	Ba3	NR
2,337,450		Term Loan, 7.867% - 7.876%, maturing June 29, 2010			2,350,599

		Mediacom Broadband, LLC	Ba3	BB
4,127,812		Term Loan, 6.320% - 6.620%, maturing September 30, 2012			4,053,425
15,642,000		Term Loan, 6.820% - 7.120%, maturing January 31, 2015			15,585,783

		Mediacom, LLC Group	Ba3	BB-
8,558,333		Term Loan, 7.070% - 7.370%, maturing January 31, 2015			8,544,580

	(1)	Olympus Cable Holdings, LLC	B2	NR
23,568,240		Term Loan, 9.500%, maturing June 30, 2010			23,028,739
6,500,000		Term Loan, 10.250%, maturing September 30, 2010			6,365,938

		Patriot Media & Communications, LLC	Ba3	B+
3,544,444		Term Loan, 7.570% - 7.620%, maturing March 31, 2013			3,568,812

		Patriot Media & Communications, LLC	B3	B-
1,000,000		Term Loan, 10.500%, maturing October 04, 2013			1,016,250

		Persona Communications, Inc.	Ba3	B+
310,000		Term Loan, 8.123%, maturing October 12, 2013			311,938

		San Juan Cable, LLC	B1	B+
3,972,487		Term Loan, 7.391%, maturing October 31, 2012			3,979,316

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
North American Cable (continued)
	(1)	UCA Hilton Head	Caa1	NR
$3,000,000		Revolver, 9.500%, maturing September 30, 2007			$2,913,126
14,000,000		Term Loan, 9.500%, maturing March 31, 2008			13,667,500

		WideOpenWest Finance, LLC	B1	B
2,500,000		Term Loan, 7.621% - 7.650%, maturing May 01, 2014			2,505,803

		WideOpenWest Finance, LLC	Caa1	CCC+
625,000		Term Loan, 10.400%, maturing May 01, 2014			631,328
					286,144,636
Oil & Gas: 6.2%
		Alon USA	B1	BB-
221,667		Term Loan, 7.620% - 7.876%, maturing June 22, 2013			222,983
1,773,333		Term Loan, 7.620% - 7.876%, maturing June 22, 2013			1,783,863

		CDX Funding, LLC	NR	NR
3,000,000		Term Loan, 10.617%, maturing March 31, 2013			3,052,500

		Coffeyville Resources, LLC	Ba3	BB-
1,000,000		Term Loan, 7.870%, maturing June 24, 2012			1,005,250
1,481,344		Term Loan, 7.625% - 9.500%, maturing July 08, 2012			1,489,121

		Complete Production Services	B2	B+
3,960,000		Term Loan, 7.820%, maturing September 12, 2012			3,977,325

		CR Gas Storage	Ba3	BB-
678,788		Term Loan, 8.250%, maturing May 12, 2011			679,425
969,697		Term Loan, 7.140%, maturing May 13, 2011			970,607
5,307,879		Term Loan, 7.140% - 7.171%, maturing May 12, 2013			5,307,879
1,013,091		Term Loan, 7.140% - 7.171%, maturing May 12, 2013			1,013,091

		El Paso Corporation	Ba3	B+
6,250,000		Term Loan, 8.720%, maturing August 01, 2011			6,290,525

		EPCO Holdings, Inc.	Ba2	B+
19,082,500		Term Loan, 7.320% - 7.374%, maturing August 18, 2010			19,189,839

		Helix Energy Solutions Group, Inc.	B1	BB
7,780,383		Term Loan, 7.320% - 7.640%, maturing July 01, 2013			7,792,886

		J. Ray Mcdermott, S.A.	Ba3	B+
3,000,000		Term Loan, 7.770%, maturing June 06, 2012			3,037,500

		Key Energy	NR	NR
4,466,250		Term Loan, 7.820% - 7.870%, maturing June 30, 2012			4,482,998

		Magellan Midstream Holdings, L.P.	Ba3	BB-
2,064,310		Term Loan, 7.390%, maturing June 30, 2012			2,077,211

		MEG Energy	NR	NR
4,179,000		Term Loan, 7.375%, maturing April 03, 2013			4,190,939
5,500,000		Term Loan, 10.120%, maturing September 29, 2013			5,486,250

		Opti Canada, Inc.	Ba3	BB+
4,500,000		Term Loan, 7.070% - 7.100%, maturing May 17, 2013			4,501,125

		Pine Prairie Energy Center	B1	B+
795,455		Term Loan, 7.890%, maturing December 31, 2013			798,935

		Regency Gas Services, L.P.	B1	B+
2,000,000		Term Loan, 10.250%, maturing August 15, 2013			2,003,438

		Semcrude, L.P.	Ba2	NR
5,197,769		Term Loan, 7.570%, maturing March 16, 2011			5,230,256
3,626,061		Term Loan, 7.640%, maturing March 16, 2011			3,648,724

		Targa Resources, Inc.	B1	B+
10,000,000		Term Loan, 7.617%, maturing October 31, 2007			10,011,720
5,275,758		Term Loan, 7.741%, maturing October 31, 2012			5,298,839
16,293,548		Term Loan, 7.617% - 7.626%, maturing October 31, 2012			16,364,833

		Venoco, Inc.	Caa1	B-
5,000,000		Term Loan, 9.875% - 10.000%, maturing March 30, 2009			5,031,250

		Vulcan Energy Corporation	Ba2	BB
6,169,383		Term Loan, 6.871% - 6.875%, maturing August 12, 2011			6,180,950

		W&T Offshore, Inc.	B1	B+
5,100,000		Term Loan, 7.570%, maturing May 26, 2010			5,129,748
					136,250,010

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: 1.0%
		Deluxe, Inc.	B1	B
	$2,766,215	Term Loan, 8.367%, maturing January 28, 2011			$2,788,115

		DirecTV Holdings, LLC	Baa3	BB
	9,949,622	Term Loan, 6.820%, maturing April 13, 2013			9,966,865

		VNU	B1	B+
	9,000,000	Term Loan, 8.125%, maturing August 09, 2013			9,038,754
					21,793,734
Other Telecommunications: 2.4%
		Asurion Corporation	B1	B
	7,621,524	Term Loan, 8.320%, maturing July 13, 2012			7,657,254

		Asurion Corporation	B3	CCC+
	500,000	Term Loan, 9.500%, maturing January 13, 2013			507,813

		BCM Ireland Holdings, Ltd.	Ba3	B+
EUR	2,083,333	Term Loan, 5.933%, maturing September 30, 2015			2,760,365
EUR	2,083,333	Term Loan, 5.933%, maturing September 30, 2015			2,784,571

		Cavalier Telephone	B2	B
	2,487,500	Term Loan, 9.870%, maturing March 24, 2012			2,503,047

		Choice One Communications, Inc. (A.K.A. Trilogy)	Ba3	B
	3,000,000	Term Loan, 10.617%, maturing June 30, 2012			3,044,064

		Cincinnati Bell, Inc.	Ba2	B+
	3,465,000	Term Loan, 6.820% - 7.028%, maturing August 31, 2012			3,463,919

		Consolidated Communications	Ba3	BB-
	2,440,381	Term Loan, 7.367% - 7.373%, maturing October 14, 2011			2,443,431

		Fairpoint Communications, Inc.	B1	BB-
	2,500,000	Term Loan, 7.125%, maturing February 08, 2012			2,494,923

		Iowa Telecommunications Services, Inc.	Ba3	BB-
	5,750,000	Term Loan, 7.120% - 7.150%, maturing November 23, 2011			5,759,240

		Paetec Communications	B1	B
	872,813	Term Loan, 8.875%, maturing June 12, 2012			878,632

		Qwest Communications Int’l, Inc.	B2	B
	11,000,000	Floating Rate Note, maturing February 15, 2009			11,123,750

		Telepacific Corporation	B1	B-
	1,000,000	Term Loan, 9.931% - 9.867%, maturing August 04, 2011			1,015,000

		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,220,000	Term Loan, 7.570%, maturing January 07, 2013			3,243,345

		Windstream Corporation	Ba1	BBB-
	2,875,000	Term Loan, 7.120%, maturing July 17, 2013			2,894,510
					52,573,864
Personal & Nondurable Consumer Products: 3.0%
		Advantage Sales And Marketing	B2	B
	3,880,500	Term Loan, 7.370% - 7.460%, maturing March 29, 2013			3,867,566

		Bushnell Performance Optics	B1	B+
	1,732,927	Term Loan, 8.367%, maturing August 19, 2011			1,741,591

		Central Garden & Pet Company	Ba2	BB
	2,187,753	Term Loan, 6.820%, maturing September 30, 2012			2,190,033

		Fender Musical Instruments Corporation	B1	B+
	1,871,216	Term Loan, 8.130%, maturing March 30, 2012			1,882,911

		Fender Musical Instruments Corporation	Caa1	B-
	2,500,000	Term Loan, 7.125%, maturing September 30, 2012			2,525,000

		Hunter Fan Company	Ba3	B
	2,470,000	Term Loan, 7.900%, maturing March 24, 2012			2,463,825

		Jarden Corporation	Ba3	B+
	2,016,552	Term Loan, 7.117%, maturing January 24, 2012			2,014,283
	15,252,731	Term Loan, 7.117%, maturing January 24, 2012			15,235,571

		Mega Bloks, Inc.	Ba2	BB-
	987,500	Term Loan, 7.188%, maturing July 26, 2012			989,352

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
		Natural Products Group, LLC	B1	B
$1,948,052		Term Loan, 8.320% - 8.370%, maturing June 19, 2013			$1,954,749

		Norwood Promotional Products	NR	NR
2,720,588		Revolver, 8.375% - 9.500%, maturing December 31, 2008			2,734,191
948,750		Term Loan, 9.375%, maturing December 31, 2008			910,800
601,353		Term Loan, 11.688%, maturing August 17, 2009			614,131
10,689,282	(2)	Term Loan, maturing August 17, 2011			4,863,623

		Oreck Corporation	B1	B+
890,038		Term Loan, 8.120%, maturing January 27, 2012			887,813

		Rayovac Corporation	B1	B-
9,173,139		Term Loan, 8.370% - 8.390%, maturing February 06, 2012			9,217,362

		Tupperware	Ba1	BB
11,400,936		Term Loan, 6.890%, maturing December 05, 2012			11,346,896
					65,439,697
Personal, Food & Miscellaneous: 2.5%
		Acosta, Inc.	B1	B-
4,488,750		Term Loan, 8.070%, maturing July 28, 2013			4,532,704

		AFC Enterprises	B1	B+
1,070,957		Term Loan, 7.625%, maturing May 11, 2011			1,074,304

		Allied Security Holdings, LLC	Ba3	B
497,727		Term Loan, 8.370%, maturing June 30, 2010			501,460

		Arbys Restaurant Group, Inc.	Ba3	B+
7,241,935		Term Loan, 7.600% - 7.626%, maturing July 25, 2012			7,270,599

		Carrols Corporation	Ba3	B+
3,826,107		Term Loan, 7.875%, maturing December 31, 2010			3,841,411

		CBRL (Cracker Barrel)	Ba2	BB
3,084,269		Term Loan, 6.860% - 8.750%, maturing April 27, 2013			3,080,414

		Coinmach Corporation	B2	B
7,976,293		Term Loan, 7.875%, maturing December 19, 2012			8,053,065

		Coinstar, Inc.	Ba3	BB-
2,436,056		Term Loan, 7.350% - 7.370%, maturing July 07, 2011			2,452,804

		Culligan International Company	Ba2	BB-
1,989,582		Term Loan, 7.070%, maturing September 30, 2011			1,995,179

		Dennys, Inc.	Ba2	B+
1,169,056		Term Loan, 8.570% - 8.617%, maturing September 30, 2009			1,171,613

		Jack In The Box, Inc.	Ba1	BB-
4,608,004		Term Loan, 6.870% - 6.900%, maturing January 08, 2011			4,626,726

		MD Beauty, Inc.	B2	B
3,226,504		Term Loan, 8.070%, maturing February 18, 2012			3,246,670

	(3)	N.E.W. Customer Services Companies, Inc.	B1	B+
1,946,220		Term Loan, 8.070% - 8.120%, maturing August 18, 2013			1,955,951

		NPC International	Ba3	B+
1,250,000		Term Loan, 7.070% - 7.130%, maturing May 03, 2013			1,246,875

		QCE, LLC (Quiznos)	B2	B
3,757,250		Term Loan, 7.625%, maturing May 05, 2013			3,750,205

		Reddy Ice Group, Inc.	Ba3	B+
3,000,000		Term Loan, 7.122%, maturing August 09, 2012			3,000,939

		Sagittarius Brands, Inc. (Del Taco & Capt D)	Ba3	B
1,492,500		Term Loan, 7.620%, maturing March 29, 2013			1,493,433

		Sonic Corporation	Ba3	BB-
1,080,000		Term Loan, 7.320%, maturing September 14, 2013			1,082,532

		U.S. Security Holdings, Inc.	B1	B
621,875		Term Loan, 7.820% - 7.829%, maturing May 08, 2013			624,984
					55,001,868
Printing & Publishing: 6.9%
		Adams Outdoors Advertising, L.P.	B1	B+
6,616,197		Term Loan, 7.120% - 7.130%, maturing October 18, 2012			6,631,705

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Printing & Publishing (continued)
		American Achievement Corporation	Ba2	B+
$1,367,298		Term Loan, 7.570% - 9.500%, maturing March 25, 2011			$1,377,553

		American Media Operations, Inc.	B1	B-
4,000,000		Term Loan, 8.370%, maturing January 31, 2013			4,022,084

		American Reprographics	Ba2	BB
3,786,098		Term Loan, 7.070% - 9.000%, maturing June 18, 2009			3,795,563

		Ascend Media Holdings, LLC	B3	B
1,695,313		Term Loan, 8.870%, maturing January 31, 2012			1,650,811

		Banta Corporation	Ba2	BB
1,000,000		Term Loan, 7.589%, maturing November 20, 2013			1,002,500

	(3)	Black Press, Ltd.	Ba3	B+
753,667		Term Loan, 7.370%, maturing August 02, 2013			759,319
1,241,333		Term Loan, 7.370%, maturing August 02, 2013			1,250,643

		Caribe Information Investments, Inc.	B1	B
2,888,226		Term Loan, 7.630% - 7.640%, maturing March 31, 2013			2,891,836

		Cenveo Corporation	Ba3	BB-
1,496,250		Term Loan, 7.372% - 7.390%, maturing June 21, 2013			1,499,991

		Dex Media East, LLC	Ba1	BB
4,757,600		Term Loan, 6.860% - 6.890%, maturing May 08, 2009			4,749,760

		Dex Media West, LLC	Ba1	BB
551,390		Term Loan, 6.600% - 6.640%, maturing September 09, 2009			548,978
6,533,373		Term Loan, 6.860% - 6.890%, maturing March 09, 2010			6,521,940
6,610,685		Term Loan, 6.850% - 6.890%, maturing March 09, 2010			6,599,116

		Gatehouse Media, Inc.	B1	B+
2,202,632		Term Loan, 7.570%, maturing December 06, 2013			2,207,680

		Hanley Wood, LLC	B1	B
291,214		Term Loan, 7.570%, maturing August 01, 2012			291,456
2,438,121		Term Loan, 7.570% - 7.621%, maturing August 01, 2012			2,440,152

		Idearc, Inc.	Ba2	BB+
30,600,000		Term Loan, maturing November 17, 2014			30,774,053

		Jostens IH Corporation	Ba2	B+
15,647,701		Term Loan, 7.372%, maturing October 04, 2011			15,737,347

		MC Communications, LLC	B2	B
3,148,411		Term Loan, 7.970%, maturing December 31, 2010			3,166,121

		Medianews Group	Ba2	BB-
997,500		Term Loan, 7.070%, maturing August 02, 2013			998,747

		Medimedia USA, Inc.	Ba3	B+
1,250,000		Term Loan, 7.772% - 9.750%, maturing November 01, 2013			1,257,031

		Merrill Communications, LLC	B1	B+
5,881,958		Term Loan, 7.570% - 7.617%, maturing May 15, 2011			5,904,015

		Nextmedia Operating, Inc.	B1	B
4,828,411		Term Loan, 7.320%, maturing November 15, 2012			4,821,772
2,145,961		Term Loan, 7.320%, maturing November 15, 2012			2,143,010

		PBI Media, Inc.	B2	B
2,970,008		Term Loan, 7.617% - 7.626%, maturing September 30, 2012			2,976,195

		Primedia, Inc.	B2	B
6,101,667		Term Loan, 7.570%, maturing September 30, 2013			6,090,861

		R.H. Donnelley Corporation	Ba1	BB
1,941,580		Term Loan, 6.600% - 6.630%, maturing December 31, 2009			1,929,965
3,473,485		Term Loan, 6.850% - 6.890%, maturing June 30, 2011			3,467,761
10,600,133		Term Loan, 6.850% - 6.890%, maturing June 30, 2011			10,570,686

		Source Media, Inc.	B1	B
3,897,794		Term Loan, 7.610%, maturing November 08, 2011			3,917,283

		Thomas Nelson Publishers	B1	B
2,327,500		Term Loan, 7.570% - 7.622%, maturing June 12, 2012			2,333,319

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Printing & Publishing (continued)
		Triple Crown Media, Inc.	B1	B
	$1,967,993	Term Loan, 8.870% - 10.500%, maturing June 30, 2010			$1,965,533

		Wenner Media, LLC	Ba3	BB-
	900,000	Term Loan, 7.110%, maturing October 01, 2013			903,375

		Yell Group, PLC	Ba3	BB-
EUR	2,000,000	Term Loan, 5.494%, maturing February 10, 2013			2,681,580
	2,000,000	Term Loan, 5.494%, maturing February 10, 2013			2,018,750

	1,500,000	Ziff Davis Media, Inc.	B3	CCC
		Floating Rate Note, maturing May 01, 2012			1,428,750
					153,327,241
Radio and TV Broadcasting: 2.8%
		Block Communications, Inc.	Ba1	BB-
	1,240,625	Term Loan, 7.367%, maturing December 22, 2011			1,244,502

		CMP KC, LLC	Caa1	CCC+
	2,085,497	Term Loan, 9.375%, maturing May 03, 2011			2,088,104

		CMP Susquehanna Corporation	Ba3	B-
	7,613,357	Term Loan, 7.375% - 7.438%, maturing May 05, 2013			7,641,907

		Cumulus Media, Inc.	Ba3	B
	2,992,500	Term Loan, 7.320% - 7.626%, maturing June 07, 2013			3,004,844

		Emmis Communication	B1	B
	1,250,000	Term Loan, 7.320%, maturing November 02, 2013			1,257,255

		Entravision Communications Corporation	Ba3	B+
	3,940,000	Term Loan, 6.870%, maturing March 29, 2013			3,942,463

		Gray Television, Inc.	Ba1	BB-
	1,488,750	Term Loan, 6.870% - 6.880%, maturing November 22, 2012			1,487,952

		Montecito Broadcast Group, LLC	B1	B
	1,985,000	Term Loan, 7.820%, maturing January 27, 2013			1,996,787

		NEP Broadcasting	Ba3	B
	2,396,104	Term Loan, 9.370%, maturing February 03, 2011			2,424,558
	955,605	Term Loan, 8.870%, maturing February 03, 2011			966,058

		Nexstar Broadcasting Group	Ba3	B
	9,380,704	Term Loan, maturing August 14, 2012			9,363,115

		Paxson Communications	B1	CCC+
	6,500,000	Term Loan, 8.624%, maturing January 15, 2012			6,617,813

		Quebecor Media, Inc.	B1	B
	3,970,000	Term Loan, 7.350% - 7.374%, maturing January 17, 2013			4,000,394

		Raycom TV Broadcasting, LLC	NR	NR
	3,344,517	Term Loan, 6.875%, maturing July 31, 2013			3,325,704

		Regent Communications	B1	B
	2,250,000	Term Loan, 7.820%, maturing November 13, 2013			2,257,031

		Spanish Broadcasting Systems	B1	B
	4,431,266	Term Loan, 7.120%, maturing July 11, 2012			4,429,418

		Young Broadcasting, Inc.	Ba3	B-
	4,937,500	Term Loan, 7.875% - 7.938%, maturing November 03, 2012			4,933,644
					60,981,549

Retail Stores: 5.1%
		Amscan Holdings, Inc.	Ba3	B+
	1,990,000	Term Loan, 8.375% - 10.250%, maturing December 23, 2012			2,006,479

		Blockbuster, Inc.	B3	B-
	994,956	Term Loan, 8.870% - 9.070%, maturing August 20, 2011			998,501

		Burlington Coat Factory	B2	B
	7,860,000	Term Loan, 7.620%, maturing May 28, 2013			7,762,292

		Dollarama Group, L.P.	Ba2	B+
	5,404,094	Term Loan, 7.376%, maturing November 18, 2011			5,427,737

		Harbor Freight Tools USA, Inc.	B1	B+
	8,488,622	Term Loan, 7.110% - 7.123%, maturing July 15, 2010			8,485,439

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(unaudited)
PRINCIPLE AMOUNT		Borrower/Term Loan Description	Moody’s	S&P	Value
Retail Stores (continued)
		Jean Coutu Group, Inc.	B1	BB-
	$4,098,709	Term Loan, 7.938%, maturing July 30, 2011			$4,111,518

		Mapco Express, Inc.	B2	B+
	2,234,240	Term Loan, 8.070%, maturing April 28, 2011			2,248,204

		Michaels Stores, Inc.	B2	B-
	13,000,000	Term Loan, 8.375%, maturing October 31, 2013			13,045,500

		Nebraska Book Company, Inc.	Ba2	B-
	3,380,964	Term Loan, 7.870% - 7.880%, maturing March 04, 2011			3,395,756

		Neiman Marcus Group, Inc.	Ba3	B+
	22,487,342	Term Loan, 7.891%, maturing April 06, 2013			22,665,666

		Oriental Trading Company, Inc.	B1	B
	2,493,750	Term Loan, 8.120% - 8.220%, maturing July 31, 2013			2,503,882

		Pantry, Inc.	Ba2	BB
	3,970,000	Term Loan, 7.070%, maturing January 02, 2012			3,982,406

		Pep Boys	Ba3	B+
	496,253	Term Loan, 8.120%, maturing January 27, 2011			500,906

		Petco Animal Supplies, Inc.	Ba3	B
	5,125,000	Term Loan, 8.100%, maturing October 26, 2013			5,151,266

		Phones 4U Group Limited	NR	NR
GBP	2,500,000	Term Loan, 7.654%, maturing November 30, 2014			4,880,835
GBP	2,500,000	Term Loan, 8.154%, maturing November 30, 2015			4,905,408

		Sally Holding, LLC	B2	B+
	3,750,000	Term Loan, maturing November 16, 2013			3,769,759

		Sports Authority	B2	B
	2,992,500	Term Loan, 7.617%, maturing May 03, 2013			2,981,278

		Tire Rack, Inc.	B1	BB-
	872,972	Term Loan, 7.070% - 7.120%, maturing June 24, 2012			870,789

		Toys “R” Us, Inc.	Ba3	B
	2,375,000	Term Loan, 9.630%, maturing July 14, 2012			2,433,931

		Travelcenters of America, Inc.	B1	BB
	10,917,500	Term Loan, 7.100% - 7.120%, maturing December 01, 2011			10,926,027
					113,053,579
Satellite: 0.4%
		Intelsat Subsidiary Holding Company, Ltd.	Ba2	BB+
	2,937,500	Term Loan, 7.622%, maturing July 07, 2013			2,961,367

		Panamsat Corporation	Ba2	BB
	5,000,000	Term Loan, 7.872%, maturing January 03, 2014			5,052,780
					8,014,147
Telecommunications Equipment: 0.3%
		Sorenson Communications, Inc.	Ba3	B
	5,236,875	Term Loan, 8.390%, maturing August 16, 2013			5,278,335

		Sorenson Communications, Inc.	Caa1	CCC+
	750,000	Term Loan, 12.390%, maturing February 16, 2014			758,750

		Syniverse Technologies, Inc.	Ba1	BB-
	1,451,515	Term Loan, 7.120%, maturing February 15, 2012			1,455,144
					7,492,229
Textiles & Leather: 0.8%
		Hanesbrands, Inc.	Ba2	BB-
	2,500,000	Term Loan, 7.625% - 7.688%, maturing September 05, 2013			2,520,750

		Hanesbrands, Inc.	B1	B-
	1,000,000	Term Loan, 9.188%, maturing March 05, 2014			1,023,661

		Polymer Group, Inc.	B1	BB-
	6,451,250	Term Loan, 7.614%, maturing November 22, 2012			6,469,397

		Propex Fabrics, Inc.	Ba3	BB-
	209,846	Term Loan, 7.630%, maturing July 31, 2012			209,977

		St. John Knits International, Inc.	B1	B+
	537,665	Term Loan, 9.320%, maturing March 21, 2012			534,977

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan
		Ratings†
		(unaudited)
PRINCIPLE AMOUNT	Borrower/Term Loan Description	Moody’s	S&P	Value
Textiles & Leather (continued)
	Targus Group, Inc.	Ba3	B
$1,968,641	Term Loan, 8.820% - 8.870%, maturing November 22, 2012			$1,937,471

	Targus Group, Inc.	B3	CCC+
1,625,000	Term Loan, 13.870%, maturing May 22, 2013			1,486,875

	Warnaco	Ba1	BB
1,878,889	Term Loan, 6.820% - 6.880%, maturing January 31, 2013			1,873,017

	William Carter	Ba3	BB
2,181,727	Term Loan, 6.850% - 6.876%, maturing July 14, 2012			2,180,023
				18,236,148

Utilities: 5.3%
	Astoria Generating Company Acquisitions, LLC	B1	BB-
1,598,985	Term Loan, 7.320%, maturing February 23, 2011			1,609,645
3,384,037	Term Loan, 7.390%, maturing February 23, 2013			3,406,598

	Babcock & Wilcox Company	Ba2	B+
2,000,000	Term Loan, 8.360%, maturing February 22, 2012			2,005,000
2,500,000	Term Loan, 5.267%, maturing January 22, 2012			2,518,750

	Coleto Creek WLE, L.P.	B1	B+
764,331	Term Loan, 8.117%, maturing July 28, 2013			761,465
5,347,267	Term Loan, 8.117%, maturing June 28, 2013			5,327,215

	KGEN, LLC	B2	B
6,895,000	Term Loan, 7.992%, maturing August 01, 2011			6,920,856

	La Paloma Generating Company, LLC	B1	BB-
437,158	Term Loan, 7.070%, maturing August 16, 2012			434,244
1,317,078	Term Loan, 7.119%, maturing August 16, 2012			1,308,297
104,896	Term Loan, 7.117%, maturing August 16, 2012			104,197

	LSP - Kendall Energy, LLC	B1	B
13,432,728	Term Loan, 7.367%, maturing October 07, 2013			13,429,934

	LSP Gen Finance Company, LLC	Ba3	BB-
8,460,553	Term Loan, 7.117%, maturing May 04, 2013			8,485,232
854,601	Term Loan, 7.117%, maturing May 04, 2013			857,093

	LSP Gen Finance Company, LLC	B2	B
500,000	Term Loan, 8.867%, maturing May 04, 2014			506,667

	NE Energy, Inc.	B1	B+
792,683	Term Loan, 9.750%, maturing November 01, 2013			800,015
1,907,317	Term Loan, 9.750%, maturing November 01, 2013			1,924,960

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan
		Ratings†
		(unaudited)
PRINCIPLE AMOUNT	Borrower/Term Loan Description	Moody’s	S&P	Value
Utilities (continued)
	NE Energy, Inc.	B3	B-
$425,000	Term Loan, 11.750%, maturing May 01, 2014			$431,906

	NRG Energy, Inc.	Ba1	BB-
7,924,731	Term Loan, 7.367%, maturing February 01, 2013			7,960,638
29,850,000	Term Loan, 7.367%, maturing February 01, 2013			30,002,108

	Pike Electric	Ba3	BB
1,310,511	Term Loan, 6.875%, maturing July 01, 2012			1,309,692
886,628	Term Loan, 6.875%, maturing December 10, 2012			886,074

	Plum Point Energy Associates	B1	B
1,798,286	Term Loan, 8.992%, maturing March 14, 2014			1,819,640
4,292,781	Term Loan, 8.617%, maturing March 14, 2014			4,343,757

	Riverside Energy Center, LLC	B1	B
358,897	Term Loan, 9.626%, maturing June 24, 2010			369,215
4,490,787	Term Loan, 9.626%, maturing June 24, 2011			4,619,897
3,102,619	Term Loan, 9.626%, maturing June 24, 2011			3,191,820

	Thermal North America, Inc.	B1	BB-
4,000,000	Term Loan, maturing October 24, 2008			4,020,000

	Wolf Hollow I, L.P.	B1	BB-
3,400,000	Term Loan, 7.570%, maturing June 22, 2012			3,349,000
850,000	Term Loan, 7.570%, maturing June 22, 2012			837,250
4,056,429	Term Loan, 7.612%, maturing June 22, 2012			3,995,582
				117,536,747
	Total Senior Loans
	(Cost $2,558,277,000)			2,565,798,645

Other Corporate Debt: 0.4%

Automobile
	Avis Budget Holdings, LLC	Ba3	BB-
750,000	Floating Rate Note, maturing May 15, 2014			721,875

	Navistar International Corporation	NR	BB-
7,800,000	Unsecured Term Loan, 10.320% - 10.368%, maturing February 22, 2009			7,898,717

	Total Other Corporate Debt
	(Cost: $8,520,552)			8,620,592

Equities and Other Assets: 0.5%

	Description		Value
(@) , (R)	Decision One Corporation (371,026 Common Shares)		$38,587

(@), (R)	Neoplan USA Corporation (1,627 Common Shares)		—

(@), (R)	Neoplan USA Corporation (170,180 Series B Preferred Shares)		—

(@), (R)	Neoplan USA Corporation (101,690 Series C Preferred Shares)		—

(@), (R)	Neoplan USA Corporation (330,600 Series D Preferred Shares)		—

(@) , (R)	New World Restaurant Group, Inc. (2,355 Common Shares)		17,663

(@), (R)	Norwood Promotional Products, Inc. (80,087 Common Shares)		—

(@) , (R)	Safelite Glass Corporation (444,496 Common Shares)		9,681,122

(@) , (R)	Safelite Realty Corporation (30,003 Common Shares)		165,017

	Total for Equities and Other Assets
	(Cost $863,718)		9,902,389

	Total Investments
	(Cost $2,567,661,270)	117.0%	$2,584,321,626
	Other Assets and Liabilities - Net	(17.0)	(374,940,260)
	Net Assets	100.0%	$2,209,381,366

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(2)	Loan is on non-accrual basis.
(3)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.

**	For Federal Income Tax purposes cost of investments is $2,568,212,507.
Net unrealized appreciation consists of the following:

	Gross Unrealized Appreciation	$21,063,485
	Gross Unrealized Depreciation	(4,954,366)
	Net Unrealized Appreciation	$16,109,119

At November 30, 2006 the following forward foreign currency contracts were outstanding for ING Senior Income Fund :

			Settlement	In Exchange		Unrealized
Currency		Buy/Sell	Date	For	Value	Appreciation/(Depreciation)

Euro
EUR	11,685,000	Sell	12/15/06	14,982,968	$15,491,124	$(508,156)

Euro
EUR	15,580,000	Sell	01/12/07	19,900,846	20,684,074	(783,228)

Euro
EUR	11,685,000	Sell	02/15/07	14,948,685	15,537,760	(589,075)

British Pound
GBP	5,151,000	Sell	12/15/06	9,779,488	10,126,756	(347,268)

British Pound
GBP	6,868,000	Sell	01/12/07	12,922,179	13,504,917	(582,738)

British Pound
GBP	5,151,000	Sell	02/15/07	9,791,384	10,130,268	(338,884)

					$85,474,899	$(3,149,349)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2007